Share-Based Compensation (Details) - Schedule of RSAs Activity Under the 2020 Plan - RSU [Member] - $ / shares		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Share-Based Compensation (Details) - Schedule of RSAs Activity Under the 2020 Plan [Line Items]
Number of RSAs unvested, beginning balance		133,066	[1]	53,867	[1]
Weighted average grant date fair value unvested, beginning balance		$ 40.34	[1]	$ 75.6	[1]
Number of RSAs, Granted			[1]	172,333	[1]	61,200
Weighted average grant date fair value, Granted			[1]	$ 31.06	[1]	$ 75.6
Number of RSAs, vested		(25,572)	[1]	(60,534)	[1]
Weighted average grant date fair value, Vested		$ 31.31	[1]	$ 37.67	[1]
Number of RSAs, forfeited		(16,075)	[1]	(32,600)	[1]	(7,333)
Weighted average grant date fair value, Forfeited		$ 65	[1]	$ 54.55	[1]	$ 75.6
Number of RSAs unvested, ending balance	[1]	91,419		133,066		53,867
Weighted average grant date fair value unvested, ending balance	[1]	$ 38.52		$ 40.34		$ 75.6

[1]	Retrospectively adjusted for the effect of the Reverse Stock Split on November 20, 2022. See Note 12.